Segment Reporting (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Total Revenues	$ 2,417,701		$ 2,975,940	$ 20,387
Total assets	11,709,940		9,225,888	605,314
Splash Beverage Group [Member]
Total Revenues	825,742	$ 112,003	404,128	20,387
Total assets	10,605,847		8,403,670	446,288
E-Commerce [Member]
Total Revenues	1,313,182		1,896,599	0
Total assets	746,198		505,646	159,026
Medical Devices (Discontinued) [Member]
Total Revenues	278,777		675,213	0
Total assets	$ 357,893		$ 316,572	$ 0